THE INSTITUTIONAL MONEY MARKET FUND
THE FEDERAL MONEY MARKET FUND

SEMIANNUAL
REPORT
APRIL 30,
1998

(LOGO)
Victory Funds

TABLE OF CONTENTS

Shareholder Letter                            2

Financial Statements

Schedule of Investments                       3

Statement of Assets and Liabilities           8

Statement of Operations                       9

Statement of Changes in Net Assets           10

Notes to Financial Statements                11

Financial Highlights                         15

     Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Funds.


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Funds.



                                           NOT FDIC INSURED
                            Shares of The Victory Funds are not insured by
                          the FDIC, are not deposits or other obligations of,
                             or guaranteed by, any KeyCorp bank, Key Asset
                         Management Inc., or their affiliates, and are subject
                            to investment risks, including possible loss of
                                    the principal amount invested.


(LOGO)
1-800-KEY-FUND(R)
(1-800-539-3863)



Letter to our Shareholders

Welcome to the April 30, 1998 semiannual report of the Federal Money Market and the Institutional Money Market Funds. The merger of the Key Funds family with the Victory Funds group, and the resultant increase in operational efficiencies is likely to benefit investors in many ways. We are happy to have this opportunity to welcome all our new shareholders, as well as to share information on your Funds' financial performance, which follows in the next few pages.


The tone of the financial markets continues to remain generally upbeat, although there are expectations of a tightening of monetary policy down the road. Thus far in 1998 the US economy has exhibited powerful forward momentum, accompanied by a somewhat troubling asset price bubble, but without any indication, as yet, of significant wage and price pressures. First quarter real GDP growth surged to 4.2% from 3.7% in the final quarter of last year but inflation has been subdued. Productivity growth has kept pace with robust job growth, thereby mitigating some of the pressures on wage increases.

Although the Federal Reserve Board left short term interest rates unchanged at its most recent Federal Open Market Committee meeting, pressures are mounting for a rate hike. In reality, the Fed has been passively restraining the economy over the last year by not lowering short-term interest rates when inflation was declining. This caused the inflation-adjusted or real Fed funds rate to rise. In any event, given the recent turmoil in Asia, it would appear that policy moves are as likely to be dictated by overseas developments as internal ones.

As always, we welcome your comments on this semiannual report.

Thank you

/s/ Leigh A. Wilson

Leigh A. Wilson

President

The Victory Funds


     The Funds are neither issued nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share.

THE VICTORY PORTFOLIOS                                   Schedule of Investments

Federal Money Market Fund                                         April 30, 1998
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                   Shares or
                                   Principal    Amortized
Security Description               Amount       Cost
U.S. Government Agencies (75.2%)

Federal Farm Credit Bank (40.1%):
5.45%, 5/13/98                         9,848     $  9,830
5.46%, 7/1/98                         60,000       60,000
5.50%, 6/1/98                         60,000       60,000
5.51%, 8/3/98                         50,000       50,000
5.54%, 6/1/98                         10,000       10,000

                                                  189,830
Federal Home Loan Bank (7.3%):
5.38%, 5/27/98                         1,565        1,559
5.65%, 3/30/99,
  Callable 6/30/98 @ 100              10,000       10,000
5.71%, 3/17/99,
  Callable 6/17/98 @ 100              10,000       10,000
5.72%, 3/26/99,
  Callable 6/26/98 @ 100              10,000       10,000
5.72%, 6/23/98                         3,000        3,001

                                                   34,560
Federal Home Loan Mortgage
  Corp. (14.8%):
5/8/98                                50,000       49,947
5/29/98                               20,000       19,916

                                                   69,863
Federal National Mortgage
  Assoc. (12.9%):
5.32%, 6/12/98                        55,000       54,658
5.10%, 7/22/98                         1,740        1,738
5.25%, 5/13/98                         1,065        1,065
5.41%, 6/25/98                         3,575        3,575

                                                   61,036
Student Loan Marketing
  Assoc. (0.1%):
5.60%, 8/11/98                           425          425
Total U.S. Government Agencies
(Amortized Cost $355,714)                         355,714

Repurchase Agreements (35.6%)

Donaldson-Lufkin Jenrette
  Securities Corp., 5.52%,
  5/1/98, (Collateralized by
  $74,602 various U.S. Government
  Securities, 0.00%-6.45%,
  6/4/99-8/15/06,
  market
  value--$61,200)                     60,000     $ 60,000

Lehman Brothers, Inc., 5.52%,
  5/1/98, (Collateralized by
  $88,480 U.S. Government
  Securities,
  0.00%, 11/13/17, market
  value--$18,430)                     18,068       18,068
Nomura, 5.55%, 5/1/98,
  (Collateralized by $98,123,
  U.S. Government Securities,
  0.00%-7.52%, 7/28/00-2/15/08,
  market value--$91,800)              90,000       90,000
Total Repurchase Agreements
  (Amortized Cost $168,068)                       168,068
Total Investments
  (Amortized Cost
  $523,782)<F1>--110.8%                           523,782
Liabilities in excess of other
  assets (10.8)%                                  (51,062)
TOTAL NET ASSETS--100.0%                         $472,720



<F1> Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                   Schedule of Investments

Institutional Money Market Fund                                   April 30, 1998
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                   Shares or
                                   Principal    Amortized
Security Description               Amount       Cost


Certificates of Deposit (7.3%)

Bank Nova Scotia,
  5.83%, 10/2/98                         5,000      $ 5,002
Bankers Trust New York,
  6.14%, 5/12/98                         5,000        5,000
Bankers Trust New York,
  5.91%, 8/7/98                          5,000        4,998
Bankers Trust New York,
  5.98%, 8/12/98                        18,000       18,008
Banque National de Paris,
  5.62%, 9/23/98                         5,000        5,000
Canadian Imperial
  Bank of Commerce,
  5.74%, 4/1/99                         10,000        9,995
Deutschbank,
  5.96%, 8/17/98                         4,000        4,000
Deutschbank,
  5.70%, 3/30/99                        10,000        9,994
Morgan Guaranty Trust,
  5.77%, 6/16/98                        10,000       10,000
Morgan Guaranty Trust,
  5.87%, 8/6/98                          5,000        5,000
Societe Generale,
  5.43%<F2>, 5/1/98                      7,000        7,000
Societe Generale,
  5.42%<F2>, 5/1/98                      9,000        8,999
Societe Generale,
  5.42%<F2>, 5/1/98                      5,000        5,000
Total Certificates of Deposit
  (Cost $97,996)                                     97,996

Commercial Paper (46.5%)

Arizona Educational Loan
  Marketing Corp.,
  5.53%, 5/15/98                        15,600       15,566
Asset Securitization
  Capital Corp.,
  5.51% 05/06/98                        35,000       34,972
AVCO Financial Services,
  5.50%, 5/11/98                        10,000        9,985
AVCO Financial Services,
  5.48%, 6/22/98                        20,000       19,842
Bell South Telecommunications,
  5.50%, 5/14/98                        50,000       49,900
Brown Forman,
  5.51%, 5/12/98                        10,225       10,208
Diageo Capital PLC,
  5.52%, 6/2/98                         30,000       29,853
Diageo Capital PLC,
  5.49%, 8/31/98                        20,000       19,631
Eiger Capital Corp.,
  5.52%, 5/14/98                         6,000        5,988
Fleet Funding,
  5.53%, 5/29/98                         8,554        8,517
Fleet Funding,
  5.50%, 6/1/98                         11,253       11,200
General Electric Capital Corp.,
  5.46%, 7/15/98                        25,000       24,714
General Motors Acceptance Corp.,
  5.95%, 2/12/99                        10,900       10,915
Goldman Sachs Group, Inc.,
  5.68%, 5/14/98                        20,000       19,959
Matson Navigation,
  5.54%, 6/1/98                         12,600       12,540
McCormick & Co.,
  5.43%, 8/10/98                        10,000        9,848
McCormick & Co.,
  5.43%, 10/13/98                       12,000       11,701
McGraw Hill,
  5.45%, 8/14/98                        10,000        9,841
Nalco Chemical,
  5.52%, 5/13/98                         8,000        7,985
Nalco Chemical,
  5.51%, 5/21/98                         8,124        8,099
Nalco Chemical,
  5.49%, 6/5/98                          8,000        7,957
Nalco Chemical,
  5.51%, 6/19/98                         5,000        4,963
Nalco Chemical,
  5.51%, 5/7/98                         20,000       19,982
Nebraska Higher Education
  Loan Program,
  5.51%, 5/15/98, SLMA                  30,000       29,936
Redwood Receivables Corp.,
  5.53%, 5/14/98                        10,000        9,980
Redwood Receivables Corp.,
  5.55%, 5/15/98                        20,000       19,957
Reed Elsevier Inc.,
  5.49%, 7/2/98                         10,000        9,905
Saloman Smith Barney,
  5.52%, 6/1/98                         25,000       24,881
Saloman Smith Barney,
  5.52%, 7/13/98                        25,000       24,720
Sheffield Receivables,
  5.50%, 6/10/98                        13,271       13,190
Southern California Edison,
  5.44%, 5/18/98                        16,505       16,463
Southern California Edison,
  5.48%, 6/16/98                         5,752        5,712
Southwest Student Services,
  5.54%, 5/18/98                         8,550        8,528
Toshiba America,
  5.55%, 5/19/98                        15,000       14,958
Toshiba America,
  5.60%, 9/4/98                         10,000        9,804
Transamerica Financial Corp.,
  5.50%, 2/27/98                        26,000       25,897
Unibanco,
  5.51%, 6/11/98,
LOC Westduetsche Landsbank              10,000        9,937
  Vehicle Services,
  5.52%, 6/9/98,
Loc: Nationsbank                        20,000       19,881
  Vehicle Services,
  5.51%, 6/11/98                        14,000       13,912
Total Commercial Paper
  (Cost $621,827)                                   621,827

Corporate Bonds (26.3%)

Anne Aurndel Medical Center,
  5.75%<F2>, 5/6/98<F3>,
  LOC Mellon Bank N.A.                   9,850        9,850
Automated Packaging System,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                 1,925        1,925
AVCO Financial Services,
  5.50%, 5/1/98                          3,200        3,200
AVCO Financial Services,
  5.47%, 6/4/98, MTN                     5,000        4,974
Bank of America,
  5.37%<F2>, 5/1/98<F3>, MTN             5,000        4,998
Beta Finance,
  6.13%, 5/15/98                         5,000        5,000
Buckeye Corrugated, Inc.,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                 1,100        1,100
Burton I Saltzman,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                 2,710        2,710
CIT Group Holdings,
  6.35%, 7/31/98, MTN                    7,000        7,009
Danis Construction Co.,
  5.64%<F2>, 5/7/98<F3>,
  LOC Fifth Third Bank                   6,000        6,000
Fairborn Christel Mann,
  5.70%<F2>, 5/7/98<F3>,
  LOC Fifth Third Bank                   1,180        1,180
Ford Motor Credit Corp.,
  9.25%, 6/15/98                         5,000        5,020
Ford Motor Credit Corp.,
  5.89%<F2>, 5/26/98, MTN               10,440       10,449
Ford Motor Credit Corp.,
  5.63%, 12/15/98                        4,000        3,997
General American Life Insurance,
  5.89%<F2>, 5/1/98                     60,000       60,000
General Electric Capital Corp.,
  6.13%, 9/18/98, MTN                    5,000        5,003
General Motors Acceptance Corp.,
  7.13%, 5/11/98, MTN                    2,000        2,000
General Motors Acceptance Corp.,
  7.375%, 7/20/98, MTN                   9,150        9,182
General Motors Acceptance Corp.,
  5.63%, 10/19/98                       11,000       10,998
General Motors Acceptance Corp.,
  6.50%, 4/16/99, MTN                    5,000        5,037
Hannah Boulevard Limited Partnership,
  5.66%<F2>, 5/7/98<F3>,
  LOC Commerica Bank                     4,875        4,875
IBM Credit Corp.,
  6.17%, 5/12/98                         5,000        5,000
Industrial Developement
  Authority of Bedford, Va.,
  5.68%, 6/12/98,
  LOC Society Generale                   7,000        7,000
John Deere Capital Corp.,
  5.85%, 10/28/98, MTN                  10,000        9,997
John Deere Capital Corp.,
  6.00%, 2/1/99, MTN                     5,000        5,009
Lehman Brothers Holding, Inc.,
  5.75%<F2>, 5/13/98, MTN               12,000       12,000
Lehman Brothers Holding, Inc.,
  5.74%<F2>, 5/5/98, MTN                20,000       19,994
Lexington Financial Services,
  5.75%<F2>, 5/6/98<F3>,
  LOC LaSalle National Bank              5,780        5,780
Maximum Principal Mubea Project,
  5.69%<F2>, 5/7/98<F3>,
  LOC Fifth Third Bank                   1,650        1,650
Merril Lynch,
  6.38%, 3/30/99, MTN                    6,585        6,623
Miami Valley Steel,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                 2,950        2,950
Miami Valley Steel,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                 2,050        2,050
Monticello Investments,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                 2,245        2,245
Morgan Stanley Dean Witter,
  5.61%<F2>, 7/15/98, MTN               10,000        9,999
Morgan Stanley Dean Witter,
  5.79%<F2>, 6/15/98<F3>, MTN           13,000       13,000
Ottawa County, EDR,
  Sunset Manor, Inc.,
  Series C, 5.80%<F2>, 5/7/98<F3>,
  LOC Old Kent Bank                      1,030        1,030
PepsiCo, Inc.,
  5.80%, 8/31/98, MTN                    8,000        7,994
Philip Morris,
  9.00%, 5/15/98, MTN                   19,800       19,824
Philip Morris,
  8.75%, 6/1/98, MTN                     4,500        4,510
PNC Bank,
  5.40%<F2>, 5/1/98                     10,000       10,000
Pomeroy Investments,
  5.69%<F2>, 5/7/98<F3>,
  LOC Fifth Third Bank                   3,550        3,550
Presrite Corp.,
  5.69%<F2>, 5/7/98                      5,000        5,000
Professional Center Associates Ltd.,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                 1,450        1,450
Sara Lee Corp.,
  4.75%, 10/22/98, MTN                   5,000        4,973
Sea River Maritime, Inc.,
  5.65%<F2>, 5/1/98<F3>,
  Guaranteed by Exxon Corp.             13,900       13,900
Sedlak Interiors, Inc.,
  5.70%<F2>, 5/7/98<F3>,
  LOC Fifth Third Bank                   1,430        1,430
Southwestern Ohio Steel,
  5.69%<F2>, 5/7/98,
  LOC Star Bank                          5,000        5,000
Transamerica Finance,
  5.60%, 11/30/98, MTN                   5,000        4,989
Total Corporate Bonds (Cost $351,454)               351,454

U.S. Government Agencies (9.0%)

Federal Home Loan Bank (0.7%)
5.72%, 4/23/99,
  Callable 7/23/98 @ 100                10,000       10,000
Federal National
  Mortgage Assoc. (5.1%)
5.40%, 12/30/98,
  Callable 6/22/98 @ 100                10,000        9,972
5.25%<F2>, 5/5/98<F3>                   25,000       25,000
5.33<F2>, 5/5/98<F3>                    33,000       33,000
                                                     67,972
Student Loan Marketing Assoc. (3.2%)
5.26%<F2>, 5/5/98<F3>                    4,000        4,000
5.28%<F2>, 5/5/98<F3>                    6,000        6,000
5.29%<F2>, 5/5/98<F3>                   32,500       32,500
                                                     42,500
Total U.S. Government Agencies
(Cost $120,472)                                     120,472

Repurchase Agreements (10.8%)

Donald-Lufkin Jenrette Securities Corp.,
  5.52%, 5/1/98, (Collateralized by
  $34,519 various U.S. Government
  Securities, 0.00%-13.75%,
  5/15/98-5/15/09,
  market value--$35,700)                35,000       35,000
Goldman Sachs Group L.P.,
  5.52%, 5/1/98, (Collateralized by
  $31,680 U.S. Government Security,
  6.13%, 8/15/07,
  market value--$32,641)                32,000       32,000
Lehman Brothers, Inc.,
  5.52%, 5/1/98, (Collateralized by
  $44,290 U.S. Treasury Note,
  5.63%, 4/30/00,
  market value--$44,290)                43,351       43,351
Paine Weber, 5.52%, 5/1/98,
  (Collateralized by $32,237
  various U.S. Government Securities,
  6.25%-7.87%, 11/15/04-2/15/07,
  market value--$34,676)                33,995       33,995
Total Repurchase Agreements
  (Cost $144,346)                                   144,346
Total Investments
  (Cost $1,336,095)<F1>--99.9%                    1,336,095
Other assets in excess of
  liabilities 0.1%                                    1,404
TOTAL NET ASSETS--100.0%                         $1,337,499



<F1> Cost and value for federal income tax and financial reporting purposes are the same.
<F2> Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1998. The date reflects the next rate change date.
<F3> Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.
EDR--Economic Development Revenue
LOC--Letter of Credit
MTN--Medium Term Note
SLMA--Student Loan Marketing Assoc.

See notes to financial statements.

                                             Statement of Assets and Liabilities

THE VICTORY PORTFOLIOS                                            April 30, 1998
(Amounts in Thousands, Except Per Share Amounts)                     (Unaudited)

                                                                                Federal                Institutional
                                                                                Money Market           Money Market
                                                                                Fund                   Fund
ASSETS:
Investments, at amortized cost                                                      $355,714              $1,191,749
Repurchase agreements, at cost                                                       168,068                 144,346
     Total                                                                           523,782               1,336,095
Cash                                                                                       1                       1
Interest receivable                                                                    1,426                   7,615
Receivable from affiliates                                                                 2                      --
Prepaid expenses and other assets                                                         65                      35
         Total Assets                                                                525,276               1,343,746

LIABILITIES:
Dividends payable                                                                      2,383                   5,869
Payable to brokers for investments purchased                                          50,000                      --
Accrued expenses and other payables:
     Investment advisory fees                                                             52                     167
     Administration fees                                                                   3                       9
     Custodian fees                                                                       29                      18
     Transfer agent fees                                                                   7                      34
     Shareholder service fees--Select Shares                                             --                       97
     Other                                                                                82                      53
         Total Liabilities                                                            52,556                   6,247

NET ASSETS:
Capital                                                                              472,723               1,337,355
Undistributed net investment income                                                        1                     140
Accumulated undistributed net realized gains (losses)
 from investment transactions                                                             (4)                      4
         Net Assets                                                                 $472,720              $1,337,499
Net Assets
     Investor Shares                                                                $378,810              $  819,904
     Select Shares                                                                    93,910                 517,595
         Total                                                                      $472,720              $1,337,499
Outstanding units of beneficial interest (shares)
     Investor Shares                                                                 378,810                 819,894
     Select Shares                                                                    93,910                 517,597
         Total                                                                       472,720               1,337,491
Net asset value
     Offering and redemption price per share--Investor Shares                       $   1.00              $     1.00
     Offering and redemption price per share--Select Shares                         $   1.00              $     1.00

See notes to financial statements.

                                                        Statements of Operations
THE VICTORY PORTFOLIOS                   For the Six Months Ended April 30, 1998
(Amounts in Thousands)                                               (Unaudited)

                                                                              Federal                Institutional
                                                                              Money Market           Money Market
                                                                              Fund<F1>               Fund
Investment Income:
Interest income                                                                     $9,238                 $33,687

Expenses:
Investment advisory fees                                                               417                   1,477
Administration fees                                                                    258                     695
Shareholder service fees                                                               249                      --
Shareholder service fees--Select Shares                                                 17                     601
Accounting fees                                                                         16                      52
Custodian fees                                                                          33                     114
Legal and audit fees                                                                    47                      73
Trustees' fees and expenses                                                             14                      19
Transfer agent fees                                                                     17                      73
Registration and filing fees                                                            24                      12
Printing fees                                                                           42                      75
Other                                                                                   --                       9
     Total Expenses                                                                  1,134                   3,200
Expenses voluntarily reduced                                                          (395)                   (977)
Expenses before reimbursement from distributor                                         739                   2,223
Expenses reimbursed by distributor                                                    (275)                     --
     Net Expenses                                                                      464                   2,223
Net Investment Income                                                                8,774                  31,464

Realized Gains from Investments:
Net realized gains (losses) from investment transactions                                (1)                      4

Change in net assets resulting from operations                                      $8,773                 $31,468

<F1> For the period December 1, 1997 through April 30, 1998.

See notes to financial statements.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
(Amounts in Thousands)                                               (Unaudited)

                                         Federal Money Market Fund<F1>            Institutional Money Market Fund

                                    Five Months Ended          Year Ended       Six Months Ended          Year Ended
                                    April 30,                  November 30,     April 30,                 October 31,
                                    1998                       1997             1998                      1997
From Investment Activities:

Operations:
     Net investment income                  $   8,774            $   5,455           $    31,464         $    52,041
     Net realized gains (losses)
      from investment transactions                 (1)                  --                     4                  15
Change in net assets resulting
 from operations                                8,773                5,455                31,468              52,056

Distributions to Shareholders:
     From net investment income
         Investor Shares                       (7,812)              (5,455)              (19,055)            (31,873)
         Select Shares                           (962)                  --               (12,409)            (20,168)
     From net realized gains from
      investment transactions                      (3)                  --                   (15)                 --
Change in net assets from
 distributions to shareholders                 (8,777)              (5,455)              (31,479)            (52,041)

Capital Transactions:
     Proceeds from shares issued              909,705              471,869             2,580,253           4,221,092
     Dividends reinvested                       7,255                3,317                16,457              21,609
     Cost of shares redeemed                 (687,735)            (273,846)           (2,333,502)         (4,213,079)

Change in net assets from
 capital transactions                         229,225              201,340               263,208              29,622
Change in net assets                          229,221              201,340               263,197              29,637

Net Assets:
     Beginning of period                      243,499               42,159             1,074,302           1,044,665
     End of period                          $ 472,720            $ 243,499           $ 1,337,499         $ 1,074,302

Share Transactions:
     Issued                                   909,705              471,869             2,580,253           4,221,092
     Reinvested                                 7,255                3,317                16,457              21,609
     Redeemed                                (687,735)            (273,846)           (2,333,502)         (4,213,079)
Change in shares                              229,225              201,340               263,208              29,622

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund. Changes in net assets prior to March 23, 1998 represent the Key Money Market Fund.

See notes to financial statements.
                                                   Notes to Financial Statements
THE VICTORY PORTFOLIOS                                            April 30, 1998
                                                                     (Unaudited)


1. Organization:

The Victory Portfolios (collectively, the "Trust" and individually, a "Fund") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest without a par value of $0.001. The Trust presently offers shares of 30 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund.

The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issues two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The Key Money Market Fund transferred its assets and liabilities to the Victory Federal Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 23, 1998, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:




                                                                   Before Reorganization           After Reorganization

                                                             Key           Victory Federal          Victory Federal
                                                             Money Market  Money Market             Money Market
                                                             Fund          Fund                     Fund
Shares (000)                                                      517,095               --                  517,095
Net Assets (000)                                                 $517,095               --                 $517,095
Net Asset Value                                                  $   1.00               --                 $   1.00
Unrealized appreciation (000)                                          --               --                       --


3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Securities Lending:

The Institutional Money Market Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 331/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Fund pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 102% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Fund, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities. Loans are subject to termination by the Fund or the borrower at any time. During the period ended April 30, 1998, the Institutional Money Market Fund did not loan any securities.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of each Fund are prorated on the basis of relative net assets or other appropriate basis. Fees paid under each Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Related Party Transactions:

Investment advisory services are provided to the Funds by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Institutional Money Market Fund (Select Shares) and the Federal Money Market Fund (Select Shares). As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Fund serviced. BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

Under the terms of the administration agreement, effective October 1, 1997, the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets of $300 million and less, 0.12% of each Fund's average daily net assets between $300 million and $600 million and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the period ended April 30, 1998:




                                                               Investment Advisory Fees              Administration Fees

                                                               Percentage
                                                               of Average       Voluntary            Voluntary
                                                               Daily            Fee                  Fee
                                                               Net Assets       Reductions           Reductions

                                                                                     (000)                (000)
Federal Money Market Fund                                            0.25%            $350                 $ 45
Institutional Money Market Fund                                      0.25%             637                  340



5. Capital Share Transactions:


Transactions in capital shares were as follows (amounts in thousands):



                                                         Federal Money Market Fund      Institutional Money Market Fund

                                                             Five Months               Six Months          Year
                                                             Ended                     Ended               Ended
                                                             April 30,                 April 30,           October 31,
                                                             1998<F1>                  1998                1997
Capital Share Transactions:
Investor Shares:
Issued                                                         $ 668,000               $ 1,183,912         $ 1,422,308
Reinvested                                                         7,011                     4,108               1,983
Redeemed                                                        (539,696)                 (953,771)         (1,510,212)
Total                                                          $ 135,315               $   234,249         $   (85,921)


Select Shares:
Issued                                                         $ 241,704               $ 1,396,341         $ 2,798,784
Reinvested                                                           245                    12,349              19,626
Redeemed                                                        (148,039)               (1,379,731)         (2,702,867)
Total                                                          $  93,910               $    28,959         $   115,543


<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares as Investor Shares and commenced offering Select Shares.



THE VICTORY PORTFOLIOS                                      Financial Highlights



                                                           Federal Money Market Fund

                               Investor          Select
                                Shares           Shares

                             Five months      Period
                             Ended April 30,  Ended April 30,          Fiscal Year Ended November 30,
                             1998<F2>         1998<F2>         1997      1996      1995      1994       1993

                             (Unaudited)      (Unaudited)
Net Asset Value,
 Beginning of Period         $  1.000         $ 1.000          $  1.000  $ 1.000   $ 1.000   $ 1.000    $ 1.000
Investment Activities
 Net investment income          0.022           0.005             0.048    0.047     0.051     0.034      0.026
Distributions
 Net investment income         (0.022)         (0.005)           (0.048)  (0.047)   (0.051)   (0.034)    (0.026)
Net Asset Value,
 End of Period               $  1.000         $ 1.000          $  1.000  $ 1.000   $ 1.000   $ 1.000    $ 1.000
Total Return                     2.20%<F3>       0.55%<F3>         4.94%    4.65%     5.26%     3.37%      2.61%

Ratios/Supplementary Data:
Net Assets at end
 of period (000)             $378,810         $93,910          $243,499  $42,159   $21,848   $28,606    $16,222
Ratio of expenses to
 average net assets              0.27%<F4>       0.36%<F4>         0.53%    0.64%     0.63%     0.59%      0.55%
Ratio of net investment
 income to average
 net assets                      5.26%<F4>       5.17%<F4>         4.91%    4.59%     5.15%     3.35%      3.16%
Ratio of expenses to
 average net assets<F1>          0.69%<F4>       0.57%<F4>         0.90%    0.92%     0.91%     0.87%      0.83%
Ratio of net investment
 income to average
 net assets<F1>                  4.84%<F4>       4.96%<F4>         4.54%    4.31%     4.87%     3.07%      2.88%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares as Investor Shares and commenced offering Select Shares. Financial highlights prior to March 23, 1998 represent the Key Money Market Fund. Financial highlights for the Select Shares are for the period from March 23, 1998 through April 30, 1998.
<F3> Not annualized.
<F4> Annualized.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                      Financial Highlights


                                                                    Institutional Money Market Fund

                                          Investor Shares                                        Select Shares

                           Six Months     Year       Year       Six Months     Six Months     Year       Year       June 5, 1995
                           Ended          Ended      Ended      Ended          Ended          Ended      Ended      to
                           April          October    October    October        April          October    October    October
                           30,            31,        31,        31,            30,            31,        31,        31,
Year Ended April 30,
                           1998           1997       1996<F6>   1995<F5>       1998           1997       1996<F6>   1995<F2><F5>

                           (Unaudited)                          (Unaudited)
Net Asset Value,
 Beginning of Period       $  1.000       $  1.000   $  1.000   $  1.000       $  1.000       $  1.000   $  1.000   $ 1.000
Investment Activities
 Net investment income        0.027          0.053      0.053      0.290          0.026          0.051      0.050     0.012
Distributions
 Net investment income       (0.027)        (0.053)    (0.053)    (0.290)        (0.026)        (0.051)    (0.050)   (0.012)
Net Asset Value,
 End of Period             $  1.000       $  1.000   $  1.000   $  1.000       $  1.000       $  1.000   $  1.000   $ 1.000
Total Return                   2.73%<F3>      5.46%      5.41%      2.90%<F3>      2.59%<F3>      5.17%      5.16%     1.23%<F3>

Ratios/Supplemental Data:
Net Assets,
 End of Period (000)       $819,904       $585,663   $671,575   $504,536       $517,595       $488,639   $373,090   $11,479
Ratio of expenses to
 average net assets            0.26%<F4>      0.28%      0.27%      0.26%<F4>      0.54%<F4>      0.55%      0.52%     0.51%<F4>
Ratio of net investment
 income to average net
 assets                        5.44%<F4>      5.32%      5.27%      5.69%<F4>      5.17%<F4>      5.06%      4.97%     5.33%<F4>
Ratio of expenses to
 average net assets<F1>        0.43%<F4>      0.48%      0.48%      0.49%<F4>      0.71%<F4>      0.75%      0.73%     1.00%<F4>
Ratio of net investment
 income to average net
 assets<F1>                    5.27%<F4>      5.12%      5.06%      5.46%<F4>      5.00%<F4>      4.86%      4.77%     4.84%<F4>

<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Not annualized.
<F4>  Annualized.
<F5>  Effective June 5, 1995, the Victory Institutional Money Market Portfolio
      became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service
      Shares.
<F6>  Effective March 1, 1996, the Fund redesignated Institutional
      Shares as Investor Shares and Service Shares as Select Shares.

See notes to financial statements.

THE VICTORY PORTFOLIOS                                      Financial Highlights


              Institutional Money Market Fund


                                     Year Ended April 30,
                                   1995       1994       1993


Net Asset Value,
 Beginning of Period               $  1.000   $  1.000   $  1.000
Investment Activities
 Net investment income                0.500      0.028      0.032
Distributions
 Net investment income               (0.500)    (0.028)    (0.032)
Net Asset Value,
 End of Period                     $  1.000   $  1.000   $  1.000
Total Return                           4.91%      2.80%      3.26%

Ratios/Supplemental Data:
Net Assets,
 End of Period (000)               $449,814   $541,229   $155,097
Ratio of expenses to
 average net assets                    0.27%      0.55%      0.43%
Ratio of net investment income
 to average net assets                 4.91%      2.78%      3.19%
Ratio of expenses to
 average net assets<F1>                0.51%      0.55%      0.48%
Ratio of net investment income
 to average net assets<F1>             4.67%      2.78%      3.14%


<F1>  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2>  Period from commencement of operations.
<F3>  Not annualized.
<F4>  Annualized.
<F5>  Effective June 5, 1995, the Victory Institutional Money Market Portfolio
      became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service
      Shares.
<F6>  Effective March 1, 1996, the Fund redesignated Institutional
      Shares as Investor Shares and Service Shares as Select Shares.

See notes to financial statements.

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